Cover	6 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	IB Acquisition Corp.
Entity Central Index Key	0001998781
Entity Primary SIC Number	6770
Entity Tax Identification Number	85-2946784
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1200 N Federal Highway
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(214)
Local Phone Number	687-0020
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1200 N Federal Highway
Entity Address, Address Line Two	Suite 215,
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(214)
Local Phone Number	687-0020
Contact Personnel Name	I-B Good Works 4, LLC